Group Subsidiaries and Holdings - Significant holdings (Details)					12 Months Ended
	May 22, 2024	Nov. 01, 2023	Sep. 23, 2021	Dec. 01, 2020	Dec. 31, 2025
Wuxi AstraZeneca-CICC Venture Capital Partnership (Limited Partnership)
Significant and associate holdings
Proportion of ownership interest in associate					22.13%
Dizal (Jiangsu) Pharmaceutical Co., Ltd.
Significant and associate holdings
Proportion of ownership interest in associate					23.71%
Wuxi AstraZeneca-CICC Venture Capital Partnership (Limited Partnership)
Significant and associate holdings
Proportion of ownership interest in associate				22.00%
VaxEquity
Significant and associate holdings
Proportion of ownership interest in associate			40.00%
C.C.Global Chemicals Company
Significant and associate holdings
Proportion of ownership interest in associate					37.50%
Fuse Biosciences (Cayman) Limited
Significant and associate holdings
Proportion of ownership interest in associate	18.75%				18.75%
HBM Holdings Limited
Significant and associate holdings
Proportion of ownership interest in associate					8.78%
Medetia SAS
Significant and associate holdings
Proportion of ownership interest in associate					10.00%
Cellectis
Significant and associate holdings
Proportion of ownership interest in associate	44.00%	22.00%			43.85%
AION Labs
Significant and associate holdings
Proportion of ownership interest in associate					19.23%
CombineAble
Significant and associate holdings
Proportion of ownership interest in associate					11.25%
ProPhet Bio Ltd.
Significant and associate holdings
Proportion of ownership interest in associate					11.70%
Renasis Bio Ltd
Significant and associate holdings
Proportion of ownership interest in associate					11.25%
TenAces
Significant and associate holdings
Proportion of ownership interest in associate					12.50%
Swedish Orphan Biovitrium AB
Significant and associate holdings
Proportion of ownership interest in associate					9.72%
Ondosis
Significant and associate holdings
Proportion of ownership interest in associate					19.80%
CCRM Nordic
Significant and associate holdings
Proportion of ownership interest in associate					19.90%
Sferical AI Holding AB
Significant and associate holdings
Proportion of ownership interest in associate					20.00%
Proportion of voting rights held					7.14%
Niox Group plc
Significant and associate holdings
Proportion of ownership interest in associate					15.82%
AbMed Corporation
Significant and associate holdings
Proportion of ownership interest in associate					18.00%
Amani Therapeutics, Inc.
Significant and associate holdings
Proportion of ownership interest in associate					15.00%
Pathos AI, Inc
Significant and associate holdings
Proportion of ownership interest in associate					11.26%
Regio Biosciences
Significant and associate holdings
Proportion of ownership interest in associate					19.54%